Results of Operations	6 Months Ended
Jun. 30, 2020
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Results of operations
2.5.6 Results of operations
Revenue

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Out-licensing revenue	—	—
Other revenue	5	—

Total Revenue	5	—

The Group did not enter into license agreements for the
Six-month
period ended June 30, 2020.
The Group does not expect to generate material revenue unless and until the Group receives regulatory approval for one of its drug product candidates.
Research and development expenses
The following table is a summary of manufacturing expenses, clinical, quality and regulatory expenses and other research and development expenses, which are aggregated and presented as research and development expenses in the Group’s consolidated financial statements.

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Employee expenses	4 528	4 179
Travel & Living	107	198
Clinical study costs	2 720	2 786
Preclinical study costs	866	1 729
Process development and scale-up	803	1 504
Consulting fees	191	574
IP filing and maintenance fees	141	135
Share-based payments	398	515
Depreciation	727	719
Rent and utilities	415	366
Others	245	2

Total R&D expenses	11 141	12 706

Research and development expenses totaled €11.1 million for the six-month
period ended June 30, 2020, which represents a decrease of 12% compared to the first semester of 2019. The Group’s R&D internal resources are allocated to the continuous development of its immuno-oncology assets including both its autologous candidates
CYAD-01
and
CYAD-02
as well as its allogenic franchise including
CYAD-101,
CYAD-211
and preclinical programs
CYAD-103
and the
CYAD-200
series of next-genereation CAR T candidates. The decrease in the Group’s R&D expenses is primarily driven by a decrease in preclinical activities, including process development and scale up, associated with the its r/r AML and MDS product candidates and the transition from preclinical to clinical development for these programs.

General and administrative expenses

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Employee expenses	1 733	1 951
Consulting fees	1 025	865
Share-based payments	892	776
Communication & Marketing	289	339
Rent	40	18
Insurances	476	213
Travel & living	77	166
Depreciation	168	177
Others	89	1

Total General and administrative expenses	4 789	4 506

General and administrative expenses increased by €0.3 million over the six-month
period ended June 30, 2020 compared to the
six-month
period ended June 30, 2019. The difference was primarily driven by higher insurance costs. The decrease on employees expenses is compensated by the increase of the expenses associated with the share-based payments
(non-cash
expenses) that are related to the share option plan offered to the Group’s employees, managers and directors and higher consulting fees.

Other income and Other expenses

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Remeasurement of contingent consideration	2 445	—
Clinical Development milestone payment	105	—
Remeasurement of RCA’s	105	13
Fair value adjustment on securities	—	—
Others	0	36

Total Other Expenses	2 656	49

Grant income (RCA’s)	615	517
Grant income (Other)	1 023	—
Remeasurement of RCA’s	—	—
Fair value adjustment on securities	—	182
Remeasurement of contingent consideration	—	407
R&D tax credit	371	205
Others	16	—

Total Other Income	2 026	1 311

Other income
Other income is mainly related to regional government recoverable cash advances (RCA’s) and other grants received in 2020:

-
Grant income (RCA’s): as of June 30, 2020, the Walloon Region proceeded with a further €1.4 million settlement in the form of recoverable cash advances (RCAs) for contracts, numbered 8087, 8088 and 1910028. According to IFRS standards, the Company has recognized grant income for the period amounting to €0.6 million and a liability component of €0.8 million is accounted for as a financial liability (see disclosure note 2.5.12).

-
Grant income (Others): additional grant income has been recognized in 2020 on grants received from the Federal Belgian Institute for Health Insurance Inami (€0.2 million) and from the regional government (contract numbered 8066 for €0.8 million), not referring to RCAs and not subject to reimbursement.

With respect to R&D tax credit, the current year income is predicated on a R&D tax credit recorded (€0.4 million).

Other expenses
Other expenses increase compared to prior year refers to the following drivers:

◾
The fair value adjustment related to the contingent consideration and other financial liabilities incurs a €2.4 million expense at June 30, 2020 compared to a €0.4 million in income for the comparative period. The difference was mainly driven by discount rate (WACC) update and time accretion (which reflects the development of the Group’s product candidates using CAR T technology and their progress towards market approval in both autologous and allogeneic programs, as well as the update of its underlying business plans and revenue forecast), both partly compensated by USD foreign exchange rate update as of June 30, 2020;

◾	Clinical development milestone was paid for an amount of €0.1 million related to the first patient injection in the CYAD-02 program for r/r AMS and MDS in January 2020; and

◾
Remeasurement expense of RCA’s is not significant for the current period, given the fact that the Group’s management has maintained in line with prior period the timeline to commercialization and sales forecast for its
CAR-T
product candidates based on the respective clinical development stage of these product candidates as of June 30, 2020.

Operating loss
As a result of the foregoing, the Group’s operating loss, totaled €16.6 million at June 30, 2020, an increase of €0.6 million as compared to the six-month
period ended June 30, 2019.
Financial income and financial expenses
The financial income decrease of €0.2 million is primarly driven by interest income on short term deposits through the Group decision to reduce the amounts invested in short-term deposits over 2019 given the level of market interest rates of corporate deposits of short-term maturities.
Financial expense refers mainly to interest expense on lease agreements for an amount of €0.1 million at June 30, 2020.
Loss for the period
As a result, the Group’s loss for the
six-month
period ended June 30, 2020 was €16.6 million, an increase of €0.6 million as compared to €16.0 million at June 30, 2019.
Loss per share
The loss per share is calculated by dividing loss for the period by the weighted average number of ordinary shares outstanding during the period. As the Group is incurring net losses, outstanding warrants have an anti-dilutive effect. As such, there is no difference between the basic and the diluted earnings per share. In case the warrants would be included in the calculation of the loss per share, this would decrease the loss per share.

	For the Six-month period ended June 30,
(€‘000)	2020	2019
Loss for the period attributable to Equity Holders	(16 597)	(15 965)
Weighted average number of shares outstanding	13 942 344	11 942 344

Earnings per share (non-fully diluted) in €	(1,19)	(1,34)

Outstanding warrants	1 594 156	1 292 380